Basis of Preparation - Summary of Effect of Changes in Foreign Exchange Rates (Detail) - Rate	3 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Foreign exchange rates [abstract]
Quarterly average exchange rate	4.12	3.97	3.92	3.77	3.81	3.95	3.61	3.24	3.25	3.16	3.22	3.15
Period-end exchange rate	4.0300	4.1600	3.8300	3.9000	3.8700	4.0000	3.8600	3.3200	3.3100	3.1700	3.3100	3.1700